Allowance for Loans Losses - ("ALL") - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Increases (decrease) in the loss share indemnification asset, were included in non-interest income	$ 0.6	$ 3.7	$ (0.3)	$ 15.2